UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed Surplus	Accumulated deficit
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2024		54,087,768
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2025		54,087,768
At beginning of period at Dec. 31, 2024		$ 545	$ (4,224)	$ 904,268	$ 183,535	$ (277,491)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to additional paid in capital, transfer from contributed surplus				(200,000)	200,000
Share-based payments				76
Dividends paid					(81,132)
Net income for the period	$ 36,447					36,447
At end of period at Jun. 30, 2025	762,024	$ 545	(4,224)	704,344	302,403	(241,044)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2025		54,092,376
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2026		54,092,376
At beginning of period at Dec. 31, 2025	719,257	$ 545	(4,180)	704,300	221,268	(202,676)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments to additional paid in capital, transfer from contributed surplus				0	0
Share-based payments				0
Dividends paid					(81,138)
Net income for the period	64,362					64,362
At end of period at Jun. 30, 2026	$ 702,481	$ 545	$ (4,180)	$ 704,300	$ 140,130	$ (138,314)